Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 22 – RELATED PARTY TRANSACTIONS

(a) Names and Relationship of Related Parties:

Existing Relationship with the Company
Cenntro Holding Limited	Under common control of Peter Zuguang Wang
Cenntro Smart Manufacturing Tech. Co., Ltd.	Under common control of Peter Zuguang Wang
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)	Under common control of Peter Zuguang Wang
Peter Zuguang Wang	Chairman of the Board of Directors of the Company
Xinchang County Jiuhe Investment Management Partnership (LP)	Under control of Mr. Mengxing He, the General Manger of Zhejiang Zhongchai
Cenntro Inc.	Under common control of Peter Zuguang Wang

(b) Summary of Balances with Related Parties:

	As of
	September 30, 2025	December 31, 2024
Due to related parties:
Cenntro Smart Manufacturing Tech. Co., Ltd.[1]	$2,599	$2,534
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)[2]	94,442	94,442
Cenntro Holding Limited[3]	1,341,627	1,341,627
Peter Zuguang Wang[4]	2,393,581	2,392,961
Xinchang County Jiuhe Investment Management Partnership (LP)[5]	-	5,205,979
Total	$3,832,249	$9,037,543

All balances of due to related parties as of September 30, 2025 and December 31, 2024 were unsecured, interest-free and had no fixed terms of repayments.

The balance of due to related parties as of September 30, 2025 and December 31, 2024 consisted of:

1	Employee wages paid by Cenntro Smart Manufacturing Tech. Co., Ltd. on the Company’s behalf;

2	Temporary borrowings from Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership);

3	Total dividend payment of $7.6 million declared by Zhongchai Holding to Cenntro Holding Limited. As of December 31, 2019, the balance was $1.34 million, and no further payments had been made since then;
4	Payable to Peter Zuguang Wang for capital reduction due to the dissolution of Shanghai Hengyu Business Management Consulting Co., Ltd. on July 10, 2023;

5	Total dividend payment of $4.7 million declared by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) and refund by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) of $5.85 million due to its termination of investment in Zhejiang Zhongchai. As of September 30, 2025, the balance was nil.

	As of
	September 30,	December 31,
	2025	2024
Due from related parties-current:
Cenntro Inc.	840,000	-
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)	242,594	235,497
Total	$1,082,594	$235,497

The balance of due from related parties as of September 30, 2025 and December 31, 2024 consisted of:

Due from Cenntro Inc. was $0.84 million and nil as of September 30, 2025 and December 31, 2024, respectively. The amount of due from this related party represents a loan with an annual interest rate of 7.5% and will mature before April 14, 2026.

Due from Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) was $0.24 million as of September 30, 2025 and December 31, 2024. The amount of due from this related party represents a loan with annual interest rate of 4.785%.

(b) Summary of Related Party dividend payment:

A summary of dividend payment declared by Zhejiang Zhongchai to related parties for the nine months ended September 30, 2025 and 2024 are listed below:

	For the nine months ended September 30,
	2025	2024
Dividend payment to related parties:
Xinchang County Jiuxin Investment Management Partnership (LP)	$674,520	-

NOTE 23 – RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Cenntro Holding Limited	Controlling shareholder of the Company
Cenntro Smart Manufacturing Tech. Co., Ltd.	Under common control of Peter Zuguang Wang
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)	Under common control of Peter Zuguang Wang
Peter Zuguang Wang	Chairman of the Board of Directors of the Company
Xinchang County Jiuhe Investment Management Partnership (LP)	Under control of Mr. Mengxing He, the General Manger of Zhejiang Zhongchai

(b)	Summary of Balances with Related Parties:

	As of
	December 31, 2024	December 31, 2023
Due to related parties:
Cenntro Smart Manufacturing Tech. Co., Ltd.[1]	$2,534	$2,606
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)[2]	94,442	94,442
Cenntro Holding Limited[3]	1,341,627	1,341,627
Peter Zuguang Wang[4]	2,392,961	2,392,961
Xinchang County Jiuhe Investment Management Partnership (LP)[5]	5,205,979	-
Total	$9,037,543	$3,831,636

All balances of due to related parties as of December 31, 2024 and 2023 were unsecured, interest-free and had no fixed terms of repayments.

The balance of due to related parties as of December 31, 2024 and December 31, 2023 consisted of:

1	Employee wages paid by Cenntro Smart Manufacturing Tech. Co., Ltd. on the Company’s behalf;

2	Temporary borrowings from Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership);

3	Total dividend payment of $7.6 million declared by Zhongchai Holding to Cenntro Holding Limited. As of December 31, 2019, the balance was $1.34 million, and no further payments had been made since then;

4	Payable to Peter Zuguang Wang for capital reduction due to the dissolution of Shanghai Hengyu Business Management Consulting Co., Ltd. on July 10, 2023;

5	Total dividend payment of $4.7 million declared by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) and refund by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) of $5.85 million due to its termination of investment in Zhejiang Zhongchai. As of December 31, 2024, the balance was $5.21 million.

	As of
	December 31,	December 31,
	2024	2023
Due from related parties-current, net:
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)	235,497	225,927
Total	$235,497	$225,927

The balance of due from related parties as of December 31, 2024 and December 31, 2023 consisted of:

Other receivable from Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) was $0.24 million and $0.23 million as of December 31, 2024 and December 31, 2023, respectively. The receivable was a loan with annual interest rate of 4.785%.

(c)	Summary of Related Party dividend payment:

A summary of dividend payment declared by Zhejiang Zhongchai to related parties for the years ended December 31, 2024 and 2023 are listed below:

	For the years ended December 31,
	2024	2023
Dividend payment to related parties:
Xinchang County Jiuxin Investment Management Partnership (LP)	-	208,524
Xinchang County Jiuhe Investment Management Partnership (LP)	5,934,100	495,071